Subsequent Event	9 Months Ended
Aug. 31, 2019
Subsequent Event
Subsequent Event

In September 2019, the Company issued two Promissory notes payable, unsecured, non-interest bearing with no fixed repayment terms, in the amount of US $6,500 and CDN$203,886, to Dr. Isa Odidi and Dr. Amina Odidi, directors and executive officers of the Company.